Income Tax - Reconciliation of the federal income tax rate (Details)	5 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of the federal statutory tax rate to our effective tax rate
Statutory federal income tax rate				21.00%	21.00%	21.00%
State taxes, net of federal tax benefit				3.80%	8.70%	4.60%
Change in valuation allowance				(0.20%)	(6.80%)	0.10%
Income tax provision		25.00%	25.60%	26.60%	48.90%	24.00%
Seaport Global Acquisition Corp
Reconciliation of the federal statutory tax rate to our effective tax rate
Statutory federal income tax rate	21.00%
State taxes, net of federal tax benefit	0.00%
Permanent Book/Tax Differences (M&E / Warrants)	(22.90%)
Change in valuation allowance	1.90%